Loan Receivable - Carrying Value of Term Loan Facility (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Loans Receivable Net [Abstract]
15% Term loan facility	$ 1,000	$ 1,000
Unamortized discount	(70)	(94)
Accrued interest	567	362
Net carrying amount	$ 1,497	$ 1,268